Average Annual Total Returns{- Fidelity International Discovery K6 Fund} - 10.31 Fidelity International Discovery K6 Fund PRO-04 - Fidelity International Discovery K6 Fund	Fidelity International Discovery K6 Fund Return Before Taxes Past 1 year	Fidelity International Discovery K6 Fund Return Before Taxes Since Inception		MS001 Past 1 year	MS001 Since Inception
Total	21.50%	21.80%	[1]	8.02%	11.49%	[1]

[1]	(a)From June 13, 2019